Share Capital - Shares authorised and issued (Details) - shares					1 Months Ended	12 Months Ended
	Oct. 28, 2021	Oct. 05, 2021	Aug. 26, 2021	Mar. 01, 2021	Apr. 30, 2021	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Number of shares issued, beginning balance (in shares)						230,190
Issue of shares (in shares)						23,744,158
Redesignation of shares (in shares)						0
Share conversion (in shares)						0
Share Split (in shares)		97,236,300				97,236,300
Number of shares issued, ending balance (in shares)						121,210,648
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued, beginning balance (in shares)						0
Issue of shares (in shares)	450,000					23,650,227
Redesignation of shares (in shares)						0
Share conversion (in shares)						324,121
Share Split (in shares)						96,912,179
Number of shares issued, ending balance (in shares)						120,886,527
Ordinary A shares
Disclosure of classes of share capital [line items]
Number of shares issued, beginning balance (in shares)						97,324
Issue of shares (in shares)						8,726
Redesignation of shares (in shares)					19,624	(19,624)
Share conversion (in shares)			(77,700)			(86,426)
Share Split (in shares)						0
Number of shares issued, ending balance (in shares)						0
Series A preference shares
Disclosure of classes of share capital [line items]
Number of shares issued, beginning balance (in shares)						30,255
Issue of shares (in shares)						0
Redesignation of shares (in shares)						0
Share conversion (in shares)			(30,255)			(30,255)
Share Split (in shares)						0
Number of shares issued, ending balance (in shares)						0
Series B preference shares
Disclosure of classes of share capital [line items]
Number of shares issued, beginning balance (in shares)						29,408
Issue of shares (in shares)						0
Redesignation of shares (in shares)						0
Share conversion (in shares)			(29,408)			(29,408)
Share Split (in shares)						0
Number of shares issued, ending balance (in shares)						0
Ordinary B Shares
Disclosure of classes of share capital [line items]
Number of shares issued, beginning balance (in shares)						5,785
Issue of shares (in shares)						3,826
Redesignation of shares (in shares)					4,763	(4,763)
Share conversion (in shares)			(4,848)			(4,848)
Share Split (in shares)						0
Number of shares issued, ending balance (in shares)						0
Junior Series C Shares
Disclosure of classes of share capital [line items]
Number of shares issued, beginning balance (in shares)						10,123
Issue of shares (in shares)						0
Redesignation of shares (in shares)						0
Share conversion (in shares)			(10,123)			(10,123)
Share Split (in shares)						0
Number of shares issued, ending balance (in shares)						0
Series C preference shares
Disclosure of classes of share capital [line items]
Number of shares issued, beginning balance (in shares)						57,295
Issue of shares (in shares)						0
Redesignation of shares (in shares)						0
Share conversion (in shares)			(57,295)			(57,295)
Share Split (in shares)						0
Number of shares issued, ending balance (in shares)						0
Series C1 preference shares
Disclosure of classes of share capital [line items]
Number of shares issued, beginning balance (in shares)						0
Issue of shares (in shares)				17,132		17,132
Redesignation of shares (in shares)						0
Share conversion (in shares)			(17,132)			(17,132)
Share Split (in shares)						0
Number of shares issued, ending balance (in shares)						0
Series D preference shares
Disclosure of classes of share capital [line items]
Number of shares issued, beginning balance (in shares)						0
Issue of shares (in shares)					64,247	64,247
Redesignation of shares (in shares)						24,387
Share conversion (in shares)			(88,634)			(88,634)
Share Split (in shares)						0
Number of shares issued, ending balance (in shares)						0
Deferred shares
Disclosure of classes of share capital [line items]
Number of shares issued, beginning balance (in shares)						0
Issue of shares (in shares)						0
Redesignation of shares (in shares)						0
Share conversion (in shares)						0
Share Split (in shares)						324,121
Number of shares issued, ending balance (in shares)						324,121